Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net

4. Property and Equipment, net

Property and equipment, net consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Equipment	$2,606	$1,806
Leasehold improvements	815	398
Furniture and fixtures	295	145
Software	25	25
Construction in progress	262	205

	4,003	2,579
Less: Accumulated depreciation	(2,221)	(1,675)

	$1,782	$904

Depreciation expense was $547, $404 and $404 for the years ended December 31, 2014, 2013 and 2012, respectively.

The construction in progress is related to the build-out of a clean room, which commenced in 2013.